Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Total inventory balance includes write down	$ 2,700	$ 6,400
Inventory write offs charged to cost of revenue and included in write down balance	797	4,764
Property and equipment, net	9,731	10,533
THAILAND
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, net	1,300
Properties and Equipment [Member]
Schedule Of Balance Sheet Components [Line Items]
Depreciation expense	$ 3,700	$ 2,000